Note 15 - Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2025
Costamare Bulkers Holdings Limited Predecessor [Member]
Comprehensive Income (Loss) Note [Text Block]

15. Comprehensive Income / (Loss):

During the year ended December 31, 2023, Accumulated other comprehensive income decreased with net loss of $5,087 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of $1,759), plus the settlements to net income of derivatives that qualify for hedge accounting (loss of $4,989) and (ii) reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs (gain of $1,661).

During the year ended December 31, 2024, Accumulated other comprehensive loss increased with net losses of $904 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (gain of $1,352), plus the settlements to net income of derivatives that qualify for hedge accounting (loss of $4,231) and (ii) reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs (gain of $1,975).

During the period from January 1, 2025 to May 6, 2025, there was no movement in Accumulated other comprehensive income/ (loss).